Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenues:
Revenue from contracts with customer	$ 19,008,184	$ 50,630
Other income	385,145	16,305,533
Total income	19,393,329	16,356,163
Expenses:
Costs of revenue	13,884,291	17,722
Amortization of intangible assets	16,211	11,894,518
Depreciation	680,013
Legal and professional expenses	833,079	832,319
Staffing expenses	633,979	310,894
Other operating expenses	2,267,265	473,403
Total expenses	18,314,838	13,528,856
Finance Income	19,123
Finance Cost	2,210,404	2,650,396
Profit before income tax	(1,112,790)	176,911
Income tax expense	523,047	579,946
(Loss)/profit for the year	(1,635,837)	(403,035)
(Loss)/profit attributable to:
Controlling interest	(2,348,103)	(390,067)
Non-controlling interest	712,266	(12,968)
Reclassification of defined benefit obligation, net of tax	(1,400)
Items that may be reclassified subsequently to profit or loss
Exchange difference on foreign currency translation of subsidiaries, net of tax	216,022	753,427
Total comprehensive income/(Loss) for the year	(1,421,215)	350,392
Total comprehensive income/(Loss) attributable to:
Controlling interest	(2,190,732)	363,360
Non-controlling interest	$ 769,517	$ (12,968)
Basic (loss)/earning per common share (in Dollars per share)	$ (0.04)	$ (0.01)
Basic weighted average number of shares outstanding (in Shares)	36,808,689	34,154,062
Diluted (loss)/earning per common share (in Dollars per share)	$ (0.04)	$ (0.01)
Diluted weighted average number of common shares outstanding (in Shares)	36,808,689	34,154,062